Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Inventories [Line Items]
Cost	$ 5,199	$ 23,116
Allowance for valuation loss [Member]
Schedule of Inventories [Line Items]
Allowance for valuation loss
Book value [Member]
Schedule of Inventories [Line Items]
Book value	$ 5,199	$ 23,116